Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Preferred Stock Series Seed 1	Preferred Stock Series Seed 2	Preferred Stock Series A	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2021	$ 21	$ 364		$ 952	$ 1,371,194	$ (922,105)	$ 202	$ 450,628
Balance (in Shares) at Dec. 31, 2021	213,730	3,635,252		9,526,808
Private placement			$ 163		2,186,258			2,186,421
Private placement (in Shares)			1,629,971
Exercise of stock options				$ 5	24,995			25,000
Exercise of stock options (in Shares)				41,667
Issued pursuant to public offering					(33,132)			(33,132)
Conversion of promissory notes			$ 23		130,860			130,883
Conversion of promissory notes (in Shares)			231,828
Share-based compensation					171,869			171,869
Net loss						(1,800,268)		(1,800,268)
Currency translation adjustment							(91)	(91)
Balance at Dec. 31, 2022	$ 21	$ 364	$ 186	$ 957	3,852,044	(2,722,373)	111	1,131,310
Balance (in Shares) at Dec. 31, 2022	213,730	3,635,252	1,861,799	9,568,475
Private placement				$ 49	1,463,537			1,463,586
Private placement (in Shares)				487,859
Exercise of stock options				$ 6	37,494			37,500
Exercise of stock options (in Shares)				62,500
Share-based compensation					346,548			346,548
Net loss						(3,143,601)		(3,143,601)
Currency translation adjustment							762	762
Balance at Sep. 30, 2023	$ 21	$ 364	$ 186	$ 1,012	5,699,623	(5,865,974)	873	(163,895)
Balance (in Shares) at Sep. 30, 2023	213,730	3,635,252	1,861,799	10,118,834
Balance at Dec. 31, 2022	$ 21	$ 364	$ 186	$ 957	3,852,044	(2,722,373)	111	1,131,310
Balance (in Shares) at Dec. 31, 2022	213,730	3,635,252	1,861,799	9,568,475
Private placement				$ 49	1,463,537			1,463,586
Private placement (in Shares)				487,859
Exercise of stock options				$ 6	37,494			37,500
Exercise of stock options (in Shares)				62,500
Conversion of preferred shares on IPO	$ (21)	$ (364)	$ (186)	$ 571
Conversion of preferred shares on IPO (in Shares)	(213,730)	(3,635,252)	(1,861,799)	5,710,781
Issued pursuant to public offering					(991,632)			(991,632)
Issued pursuant to Securities Purchase Agreement				$ 150	5,999,850			6,000,000
Issued pursuant to Securities Purchase Agreement (in Shares)				1,500,000
Share-based compensation					487,738			487,738
Net loss						(4,301,517)		(4,301,517)
Currency translation adjustment							91	91
Balance at Dec. 31, 2023				$ 1,733	10,849,031	(7,023,890)	202	3,827,076
Balance (in Shares) at Dec. 31, 2023				17,329,615
Balance at Jun. 30, 2023	$ 21	$ 364	$ 186	$ 999	5,148,159	(5,082,927)	486	67,288
Balance (in Shares) at Jun. 30, 2023	213,730	3,635,252	1,861,799	9,988,836
Private placement				$ 13	389,984			389,997
Private placement (in Shares)				129,998
Share-based compensation					161,480			161,480
Net loss						(783,047)		(783,047)
Currency translation adjustment							387	387
Balance at Sep. 30, 2023	$ 21	$ 364	$ 186	$ 1,012	5,699,623	(5,865,974)	873	(163,895)
Balance (in Shares) at Sep. 30, 2023	213,730	3,635,252	1,861,799	10,118,834
Balance at Dec. 31, 2023				$ 1,733	10,849,031	(7,023,890)	202	3,827,076
Balance (in Shares) at Dec. 31, 2023				17,329,615
Issued and issuable for acquisition of intangible assets				$ 218	1,610,560			1,610,778
Issued and issuable for acquisition of intangible assets (in Shares)				2,175,000
Issued pursuant to public offering				$ 2,857	7,042,143			7,045,000
Issued pursuant to public offering (in Shares)				28,571,425
Issued pursuant to Securities Purchase Agreement				$ 130	325,689			325,819
Issued pursuant to Securities Purchase Agreement (in Shares)				1,299,999
Share-based compensation					57,521			57,521
Net loss						(4,310,998)		(4,310,998)
Currency translation adjustment							26	26
Balance at Sep. 30, 2024				$ 4,938	19,884,944	(11,334,888)	228	8,555,222
Balance (in Shares) at Sep. 30, 2024				49,376,039
Balance at Jun. 30, 2024				$ 1,889	12,470,136	(9,833,631)	1,242	2,639,636
Balance (in Shares) at Jun. 30, 2024				18,892,115
Issued and issuable for acquisition of intangible assets				$ 62	(62)
Issued and issuable for acquisition of intangible assets (in Shares)				612,500
Issued pursuant to public offering				$ 2,857	7,042,143			7,045,000
Issued pursuant to public offering (in Shares)				28,571,425
Issued pursuant to Securities Purchase Agreement				$ 130	325,689			325,819
Issued pursuant to Securities Purchase Agreement (in Shares)				1,299,999
Share-based compensation					47,038			47,038
Net loss						(1,501,257)		(1,501,257)
Currency translation adjustment							(1,014)	(1,014)
Balance at Sep. 30, 2024				$ 4,938	$ 19,884,944	$ (11,334,888)	$ 228	$ 8,555,222
Balance (in Shares) at Sep. 30, 2024				49,376,039